Schedule of Investments (unaudited) April 30, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Parts & Equipment — 0.4%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27 (Call 05/30/23)(a)	$80	$80,572

Beverages — 0.2%
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	40	33,593

Chemicals — 0.3%
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	30	30,341
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	40	34,518

		64,859

Commercial Services — 1.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 05/30/23)(a)	80	77,101
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 05/30/23)(a)	60	56,222
Sotheby’s, 7.38%, 10/15/27 (Call 05/09/23)(a)	75	70,181
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/30/23)(a)	60	60,492

		263,996

Entertainment — 0.3%
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)	80	70,094

Environmental Control — 0.4%
GFL Environmental Inc., 4.00%, 08/01/28 (Call 08/01/23)(a)	25	22,837
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	80	62,638

		85,475

Food — 0.3%
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 05/30/23)(a)	60	58,954

Health Care—Products — 0.3%
Mozart Debt Merger Sub Inc., 5.25%, 10/01/29 (Call 10/01/24)(a)	80	69,191

Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 05/30/23)(a)	80	74,662
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	80	72,645
Hub International Ltd., 7.00%, 05/01/26 (Call 05/09/23)(a)	60	59,734

		207,041

Internet — 0.4%
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)	80	73,740

Machinery — 0.4%
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	80	72,280

Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/30/23)(a)	30	28,000
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	65	48,276

		76,276

Real Estate Investment Trusts — 0.2%
VICI Properties LP/VICI Note Co. Inc., 4.50%, 09/01/26 (Call 06/01/26)(a)	50	47,557

Retail — 0.9%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	90	72,901
IRB Holding Corp., 7.00%, 06/15/25 (Call 05/30/23)(a)	60	60,619
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	60	52,471

		185,991

Security	Par (000)	Value

Software — 0.2%
Cloud Software Group Inc., 9.00%, 09/30/29	$29	$24,918
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	30	25,705

		50,623

Total Corporate Bonds & Notes — 7.0% (Cost: $1,390,593)		1,440,242

Floating Rate Loan Interests(b)

Advertising — 0.7%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, 12/21/28(c)	5	4,513
Clear Channel Outdoor Holdings Inc., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.81%, 08/21/26	99	93,598
CMG Media Corporation, 2021 Term Loan, (3-mo. LIBOR US + 3.50%), 8.66%, 12/17/26	45	38,391

		136,502

Aerospace & Defense — 1.0%
Cobham Ultra SeniorCo S.a.r.l, USD Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29	30	29,060
Dynasty Acquisition Co. Inc.
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.58%, 04/06/26	58	57,114
2020 CAD Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.58%, 04/06/26	31	30,706
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.15%, 08/24/28	87	86,725

		203,605

Airlines — 2.4%
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28	80	79,313
American Airlines Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.26%, 01/29/27	40	38,498
2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28	80	80,455
American Airlines, Inc., 2023 Term Loan B, (6-mo. CME Term SOFR + 2.75%), 8.15%, 02/15/28	80	77,745
Kestrel Bidco Inc., Term Loan B, 12/11/26(c)	26	24,548
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27	98	102,317
United Airlines Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.77%, 04/21/28	90	89,123

		491,999

Apparel — 0.5%
Crocs Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.58%, 02/20/29	35	35,387
Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.31%, 11/24/28	50	49,565
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.73%, 03/08/30	18	17,899

		102,851

Auto Parts & Equipment — 1.1%
Adient US LLC, 2021 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.27%, 04/10/28	26	25,596
Clarios Global LP
Term Loan B, 05/06/30(c)	84	83,860
2021 USD Term Loan B, (1-mo. LIBOR US + 3.25%), 8.27%, 04/30/26	115	114,688

		224,144

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks — 0.5%
AqGen Ascensus Inc., 2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.38%, 08/02/29	33		$29,103
AqGen Island Holdings Inc., Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/02/28	75		72,733

			101,836

Beverages — 1.2%
Naked Juice LLC
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.25%, 01/24/29	127		112,926
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.00%, 01/24/30	75		56,250
Triton Water Holdings Inc., Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 03/31/28	80		75,317

			244,493

Building Materials — 2.3%
ACProducts Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.41%, 05/17/28	40		31,449
Chamberlain Group Inc., Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.27%, 11/03/28	90		86,776
CP Atlas Buyer Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.58%, 11/23/27	50		44,973
CPG International Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.58%, 04/28/29	30		29,634
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.83%, 03/01/27	75		74,230
IPS Corporation
2021 Delayed Draw Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.40%, 10/02/28	0	(d)	135
2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.58%, 10/02/28	25		23,881
Jeld-Wen Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.27%, 07/28/28	20		19,740
Oscar AcquisitionCo, LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.50%, 04/29/29	55		52,837
Standard Industries Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 09/22/28	40		39,562
Wilsonart LLC, 2021 Term Loan E, (6-mo. LIBOR US at 1.00% Floor + 3.25%), 8.46%, 12/31/26	80		77,174

			480,391

Chemicals — 3.4%
Aruba Investments Inc., 2020 USD Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.77%, 11/24/27(e)	25		24,625
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.71%, 08/27/26	40		39,316
Axalta Coating Systems Dutch Holding B BV, 2022 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.90%, 12/20/29	38		37,608
Diamond BV, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.06%, 09/29/28	50		49,664
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.28%, 10/04/29	50		47,714
Element Solutions Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 6.98%, 01/31/26	40		39,716
H.B. Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.48%, 02/15/30	11		11,041
Ineos U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.57%, 02/18/30	20		19,942
Lonza Group AG, USD Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 4.00%), 9.16%, 07/03/28	30		27,429
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.60%, 10/15/28	62		59,849

Security	Par (000)	Value

Chemicals (continued)
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 7.66%, 03/02/26	45	$45,313
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.48%, 03/29/28	68	67,703
New Arclin U.S. Holding Corp., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.75%), 8.77%, 09/30/28	40	36,224
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1-mo. LIBOR US + 3.25%), 8.13%, 10/14/24	65	62,780
PQ Corporation, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.50%), 7.65%, 06/09/28	40	39,614
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.25%), 8.10%, 08/02/28	40	39,211
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28	50	49,799

		697,548

Commercial Services — 7.1%
Albion Financing 3 SARL, USD Term Loan, (3-mo. LIBOR US at 0.50% Floor + 5.25%), 10.52%, 08/17/26	50	48,785
AlixPartners, LLP, 2021 USD Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.75%), 7.77%, 02/04/28	80	79,406
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.83%, 05/12/28	109	105,474
Avis Budget Car Rental, LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.85%, 08/06/27	30	29,541
AVSC Holding Corp., 2020 Term Loan B1, (3-mo. LIBOR US at 1.00% Floor + 3.50%, 0.25% PIK), 8.49%, 03/03/25	45	42,931
Belron Finance US LLC
2021 USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.43%), 7.30%, 04/13/28	50	49,597
2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.83%, 04/18/29	15	14,963
Bright Horizons Family Solutions, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.35%, 11/24/28(e)	60	59,549
CHG Healthcare Services Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.27%, 09/29/28	50	49,412
CoreLogic Inc., Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 06/02/28	136	122,077
Creative Artists Agency, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.48%, 11/27/28	52	51,838
Element Materials Technology Group US Holdings Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.25%, 07/06/29	19	18,634
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.25%, 07/06/29	41	40,374
Galaxy US Opco Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.73%, 04/29/29(e)	85	75,272
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.10%, 05/04/28	60	58,626
Midas Intermediate Holdco II, LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 8.35%), 13.30%, 06/30/27	71	59,698
PECF USS Intermediate Holding III Corporation, Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 4.25%), 8.54%, 12/15/28	36	29,615
Prime Security Services Borrower, LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 2.75%), 7.61%, 09/23/26	50	49,683
Sotheby’s, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.50%), 9.76%, 01/15/27	60	59,512
SSH Group Holdings Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.00%), 8.90%, 07/30/25	30	29,519
Trans Union, LLC
2019 Term Loan B5, (1-mo. LIBOR US + 1.75%), 6.77%, 11/16/26	40	39,572

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2021 Term Loan B6, (1-mo. LIBOR US at 0.50% Floor + 2.25%), 7.27%, 12/01/28	85	$84,363
TruGreen Limited Partnership, 2020 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.08%, 11/02/27	67	61,349
Verscend Holding Corp., 2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.02%, 08/27/25	85	84,411
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.10%, 07/30/28	45	43,019
Wand NewCo 3 Inc., 2020 Term Loan, (1-mo. LIBOR US + 2.75%), 7.77%, 02/05/26	70	68,160
WEX Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.35%, 03/31/28	20	19,836

		1,475,216

Computers — 2.8%
Amentum Government Services Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR + 4.00%), 8.91%, 02/15/29	30	28,581
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.40%, 05/25/28	101	89,530
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.40%, 05/25/28	18	16,390
Genuine Financial Holdings, LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 3.75%), 8.77%, 07/11/25	20	19,782
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28	70	58,503
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29	40	30,100
McAfee, LLC, 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.65%, 03/01/29	90	84,304
Peraton Corp.
Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.83%, 02/01/28	80	77,862
2nd Lien Term Loan B1, (3-mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29	30	28,697
Tempo Acquisition LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.98%, 08/31/28	149	148,995

		582,744

Cosmetics & Personal Care — 1.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 8.91%, 10/01/26	209	206,488

Distribution & Wholesale — 1.2%
American Builders & Contractors Supply Co. Inc., 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.08%, 01/15/27	60	59,359
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.63%, 07/27/28	94	93,709
Dealer Tire Financial LLC, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.48%, 12/14/27	55	54,605
PAI Holdco Inc., 2020 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.02%, 10/28/27	46	42,978

		250,651

Diversified Financial Services — 2.3%
Advisor Group Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.52%, 07/31/26	60	59,258
Castlelake Aviation Limited, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 7.62%, 10/22/26	51	50,695
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.65%, 04/09/27	199	191,919

Security	Par (000)	Value

Diversified Financial Services (continued)
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28	50	$45,916
Fleetcor Technologies Operating Company, LLC, 2021 Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.77%, 04/28/28	60	58,975
Focus Financial Partners, LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.48%, 06/30/28	30	29,434
Setanta Aircraft Leasing Designated Activity Company, Term Loan B, (3-mo. LIBOR US + 2.00%), 7.16%, 11/05/28	30	29,845

		466,042

Electric — 0.4%
Calpine Construction Finance Company, L.P., 2017 Term Loan B, (1-mo. LIBOR US + 2.00%), 7.02%, 01/15/25	20	19,855
ExGen Renewables IV, LLC, 2020 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 2.50%), 7.46%, 12/15/27	40	39,781
Pike Corporation, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 01/21/28	30	29,844

		89,480

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc., 2020 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 12/22/27	17	17,319

Electronics — 0.5%
II-VI Incorporated, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.85%, 07/02/29	44	43,387
Roper Industrial Products Investment Co. LLC, USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.40%, 11/22/29	53	52,628

		96,015

Engineering & Construction — 0.6%
Brand Energy & Infrastructure Services Inc., 2017 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 4.25%), 9.24%, 06/21/24	44	40,911
KKR Apple Bidco, LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 2.75%), 7.77%, 09/23/28	40	39,258
USIC Holdings Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.52%, 05/12/28	40	38,977

		119,146

Entertainment — 4.8%
Bally’s Corporation, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.20%, 10/02/28	20	19,138
Caesars Entertainment Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.33%, 02/06/30	41	40,795
CDS U.S. Intermediate Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.13%, 03/08/30	33	32,602
Churchill Downs Incorporated, 2021 Incremental Term Loan B1, (1-mo. LIBOR US + 2.00%), 7.08%, 03/17/28	50	49,616
Formula One Holdings Ltd., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.23%, 01/15/30	42	42,032
Herschend Entertainment Company, LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.75%), 8.81%, 08/27/28	50	49,706
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.27%, 03/24/25	40	39,089
Live Nation Entertainment Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.80%, 10/17/26	99	98,158
Motion Finco Sarl
USD Term Loan B1, (3-mo. LIBOR US + 3.25%), 8.41%, 11/12/26	35	34,263
Delayed Draw Term Loan B2, (3-mo. LIBOR US + 3.25%), 8.41%, 11/12/26	5	4,885
NASCAR Holdings, Inc., Term Loan B, 10/19/26(c)	19	18,598
Penn National Gaming Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.83%, 05/03/29	70	69,301
Scientific Games International Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.98%, 04/14/29	40	39,629

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
SeaWorld Parks & Entertainment Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.06%, 08/25/28	30	$29,699
SMG US Midco 2 Inc., 2020 Term Loan, (3-mo. LIBOR US + 2.50%), 7.77%, 01/23/25	30	29,641
Stars Group Holdings BV
2018 USD Incremental Term Loan, (3-mo. LIBOR US + 2.25%), 7.41%, 07/21/26	60	59,597
2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.41%, 07/22/28	50	49,781
UFC Holdings, LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.05%, 04/29/26	63	63,295
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.78%, 05/18/25	133	132,143
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. LIBOR US + 2.13%), 7.15%, 01/20/28	85	84,699

		986,667

Environmental Control — 1.5%
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.48%, 11/30/28	44	44,159
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.50%, 11/30/28	3	3,341
Filtration Group Corporation
2018 1st Lien Term Loan, (1-mo. LIBOR US + 3.00%), 8.02%, 03/29/25	60	59,565
2021 Incremental Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.52%, 10/21/28	80	78,715
GFL Environmental Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.15%, 05/28/27	40	39,846
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28	80	76,465
Packers Holdings, LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.24%, 03/09/28	36	17,846

		319,937

Food — 3.1%
8th Avenue Food & Provisions Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/01/25	50	43,670
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. LIBOR US + 2.50%), 7.52%, 10/10/26	9	8,913
Chobani, LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.60%, 10/25/27	114	113,844
Froneri International Ltd., 2020 USD Term Loan, (3-mo. LIBOR US + 2.25%), 7.41%, 01/29/27	114	112,892
H Food Holdings LLC, 2018 Term Loan B, (1-mo. LIBOR US + 3.69%), 8.71%, 05/23/25(e)	15	11,669
Hostess Brands, LLC, 2019 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 2.25%), 7.52%, 08/03/25	73	72,493
Nomad Foods Europe Midco Ltd., 2022 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.56%, 11/12/29	30	30,131
Sovos Brands Intermediate Inc., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.77%, 06/08/28	75	74,329
US Foods Inc.
2019 Term Loan B, (1-mo. LIBOR US + 2.00%), 7.02%, 09/13/26	51	51,272
2021 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.77%, 11/22/28	22	21,895
UTZ Quality Foods, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 01/20/28	105	104,137

		645,245

Security	Par (000)	Value

Food Service — 0.3%
Aramark Services Inc.
2018 Term Loan B3, (1-mo. LIBOR US + 1.75%), 6.77%, 03/11/25	43	$42,928
2021 Term Loan B, (1-mo. LIBOR US + 2.50%), 7.52%, 04/06/28	20	19,963

		62,891

Forest Products & Paper — 0.2%
Asplundh Tree Expert, LLC, 2021 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.77%, 09/07/27	40	39,603

Health Care - Products — 2.1%
Avantor Funding Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 11/08/27	42	42,217
Curia Global Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.90%, 08/30/26	5	4,322
Femur Buyer Inc., 1st Lien Term Loan, (3-mo. LIBOR US + 4.50%), 9.66%, 03/05/26	30	26,867
Insulet Corporation, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 05/04/28	20	19,864
Maravai Intermediate Holdings, LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.03%, 10/19/27	75	74,483
Medical Solutions Holdings Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.24%, 11/01/28	40	38,292
Medline Borrower, LP, USD Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.27%, 10/23/28	184	178,522
Sotera Health Holdings, LLC, 2021 Term Loan, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.02%, 12/11/26	49	47,942

		432,509

Health Care - Services — 2.5%
Catalent Pharma Solutions Inc., 2021 Term Loan B3, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.06%, 02/22/28	50	49,249
Da Vinci Purchaser Corp., 2019 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27	40	37,857
Electron BidCo Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 11/01/28	65	63,949
eResearchTechnology Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.60%, 02/04/27	58	55,130
ICON Luxembourg S.A.R.L., LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.41%, 07/03/28	72	71,820
IQVIA Inc., 2018 USD Term Loan B3, (1-mo. LIBOR US + 1.75%), 6.77%, 06/11/25	30	29,925
MED ParentCo LP, 1st Lien Term Loan, (1-mo. LIBOR US + 4.25%), 9.27%, 08/31/26	50	45,483
Parexel International Corporation, 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.27%, 11/15/28	104	102,572
Precision Medicine Group, LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.16%, 11/18/27(e)	55	53,070
Surgery Center Holdings Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.70%, 08/31/26	18	17,980

		527,035

Home Furnishings — 0.4%
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.27%, 10/30/27	97	86,370

Hotels, Restaurants & Leisure — 0.4%
Burger King (Restaurant Brands Int), Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.77%, 11/19/26	80	78,644

Household Products & Wares — 0.1%
Spectrum Brands Inc., 2021 Term Loan, (3-mo. LIBOR US at 0.50% Floor + 2.00%), 6.96%, 03/03/28	19	18,741

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

	Par (000)	Value

Housewares — 0.8%
Restoration Hardware Inc.
Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.50%), 7.52%, 10/20/28	20	$18,386
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.33%, 10/20/28	20	18,472
Solis IV BV, USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.37%, 02/26/29(e)	95	85,803
Springs Windows Fashions, LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.01%, 10/06/28	50	41,945

		164,606

Insurance — 5.2%
Alliant Holdings Intermediate, LLC
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.38%, 11/05/27	123	121,954
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.51%, 11/06/27	60	59,125
AmWINS Group Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 2.25%), 7.27%, 02/19/28	70	68,837
AmWINS Group, Inc., 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.83%, 02/19/28	16	15,880
Amynta Agency Borrower Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 9.99%, 02/28/28	27	26,145
AssuredPartners Inc., 2020 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.52%, 02/12/27	99	97,662
Asurion LLC
2020 Term Loan B8, (1-mo. LIBOR US + 3.25%), 8.27%, 12/23/26	89	83,423
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.33%, 08/19/28	7	6,496
2021 2nd Lien Term Loan B3, (1-mo. LIBOR US + 5.25%), 10.27%, 01/31/28	30	25,100
2021 Second Lien Term Loan B4, (1-mo. LIBOR US + 5.25%), 10.27%, 01/20/29	25	20,651
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.45%, 10/14/27	50	48,783
Hub International Ltd.
2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.02%, 04/25/25	114	114,104
2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.25%), 8.51%, 04/25/25	70	69,481
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.73%, 11/10/29	20	19,898
Ryan Specialty Group, LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.08%, 09/01/27	60	59,520
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.73%, 02/17/28	140	138,090
USI Inc., 2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.65%, 11/22/29	94	94,025

		1,069,174

Internet — 4.7%
Adevinta ASA, USD Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 7.91%, 06/26/28	40	39,797
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.55%, 08/15/29	30	29,004
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.46%, 11/08/27	55	54,177
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.02%, 08/10/27	40	39,701
2022 Term Loan B5, (1-mo. CME Term SOFR + 3.25%), 8.23%, 11/09/29	44	43,890

Security	Par (000)	Value

Internet (continued)
GoodRx Inc., 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.77%, 10/10/25	20	$19,717
I-Logic Technologies Bidco Limited, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.05%, 02/16/28	20	19,321
ION Trading Finance Limited, 2021 USD Term Loan, (3-mo. LIBOR US + 4.75%), 9.91%, 04/03/28	20	19,174
MH Sub I, LLC
2017 1st Lien Term Loan, (1-mo. LIBOR US + 3.75%), 8.77%, 09/13/24	99	98,799
Term Loan B, 04/25/28(c)	130	124,637
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.23%, 02/23/29	100	92,458
NortonLifeLock Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.08%, 09/12/29	44	43,948
Proofpoint Inc.
1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.27%, 08/31/28	149	145,824
2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.25%), 11.27%, 08/31/29	30	28,438
PUG LLC, USD Term Loan, (1-mo. LIBOR US + 3.50%), 8.52%, 02/12/27	117	92,364
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.87%, 03/03/30	74	73,538
Voyage Australia Pty Limited, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 07/20/28	9	8,730

		973,517

Leisure Time — 2.2%
Carnival Corporation, USD Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 3.00%), 8.02%, 06/30/25	75	74,093
City Football Group Limited, Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.00%), 8.27%, 07/21/28	64	61,948
Equinox Holdings Inc., 2017 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.00%), 8.16%, 03/08/24	141	127,042
Hayward Industries Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 2.50%), 7.52%, 05/30/28	40	38,597
Peloton Interactive, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 11.76%, 05/25/27	20	19,831
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.58%, 03/15/30	36	35,955
Whatabrands LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.27%, 08/03/28	99	98,264

		455,730

Lodging — 2.1%
Aimbridge Acquisition Co. Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.75%), 8.77%, 02/02/26	44	41,194
Fertitta Entertainment, LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.98%, 01/27/29	139	135,379
Four Seasons Hotels Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.33%, 11/30/29	107	106,941
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.82%, 06/22/26	70	69,847
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.14%, 01/05/29	16	15,924
Station Casinos LLC, 2020 Term Loan B, (1-mo. LIBOR US at 0.25% Floor + 2.25%), 7.28%, 02/08/27	40	39,354
Wyndham Hotels & Resorts Inc., Term Loan B, (1-mo. LIBOR US + 1.75%), 6.77%, 05/30/25	30	29,952

		438,591

Machinery — 1.8%
Arcline FM Holdings, LLC, 2021 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 9.91%, 06/23/28	40	38,007

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Gardner Denver Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.83%, 03/01/27	20	$19,795
SPX Flow Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.58%, 04/05/29	70	67,178
Titan Acquisition Limited, 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.15%, 03/28/25	80	76,108
Vertical US Newco Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27	95	92,199
Vertiv Group Corp., 2021 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.60%, 03/02/27	84	83,390

		376,677

Manufacturing — 0.3%
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.47%, 03/31/27	70	69,325

Media — 2.2%
A-L Parent LLC, 2016 1st Lien Term Loan, (1-mo. LIBOR US at 1.00% Floor + 3.25%), 8.28%, 12/01/23	40	29,186
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.01%, 01/31/26	40	39,263
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.50%), 7.52%, 09/01/28	40	39,098
CSC Holdings, LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.20%, 07/17/25	30	28,313
2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.45%, 04/15/27	60	52,837
DirecTV Financing, LLC, Term Loan, (1-mo. LIBOR US at 0.75% Floor + 5.00%), 10.02%, 08/02/27	48	45,552
Radiate Holdco, LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 3.25%), 8.27%, 09/25/26	98	80,922
Sinclair Television Group Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 8.83%, 04/21/29(e)	50	41,541
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. LIBOR US + 2.93%), 7.87%, 01/31/29	25	24,646
Virgin Media Bristol LLC
USD Term Loan N, (1-mo. LIBOR US + 2.50%), 7.45%, 01/31/28	30	29,484
2020 USD Term Loan Q, (1-mo. LIBOR US + 3.25%), 8.20%, 01/31/29	24	23,740
Ziggo Financing Partnership, USD Term Loan I, (1-mo. LIBOR US + 2.50%), 7.45%, 04/30/28	30	29,419

		464,001

Metal Fabricate & Hardware — 0.1%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.25%, 05/13/29	19	18,923

Packaging & Containers — 1.1%
Charter NEX US Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.85%, 12/01/27	111	108,999
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.08%, 10/29/28	45	44,116
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.80%, 08/14/26	37	36,867
Pregis TopCo Corporation, 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.85%, 07/31/26	20	19,538
Trident TPI Holdings Inc., 2021 Incremental Term Loan, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 09/15/28	24	23,163

		232,683

Pharmaceuticals — 2.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.56%, 05/04/25	30	27,828

Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Companies Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.24%, 02/01/27	39	$31,485
Elanco Animal Health Incorporated, Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.65%, 08/01/27	74	71,618
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.00%, 10/01/27	70	66,989
Jazz Financing Lux S.a.r.l., USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.52%, 05/05/28	80	79,430
Option Care Health Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.75%), 7.77%, 10/27/28	35	34,768
Organon & Co., USD Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.00%), 8.00%, 06/02/28	64	63,601
Perrigo Investments, LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.33%, 04/20/29	25	24,730
PRA Health Sciences Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.13%, 07/03/28	18	17,894

		418,343

Pipelines — 1.2%
Freeport LNG Investments, LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28	124	120,368
Medallion Midland Acquisition, LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.91%, 10/18/28	50	49,163
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.19%, 10/05/28	70	69,221

		238,752

Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.77%, 08/21/25	28	27,149
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.33%, 01/31/30	48	45,936

		73,085

Real Estate Investment Trusts — 0.4%
RHP Hotel Properties, LP, 2017 Term Loan B, (1-mo. LIBOR US + 2.00%), 7.03%, 05/11/24	79	79,215

Retail — 3.0%
Beacon Roofing Supply Inc., 2021 Term Loan B, (1-mo. LIBOR US + 2.25%), 7.27%, 05/19/28	40	39,638
EG America LLC, 2018 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.91%, 02/07/25	90	86,451
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.08%, 12/15/27	95	93,856
LBM Acquisition LLC, Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.77%, 12/17/27	30	27,661
Leslie’s Poolmart Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 2.50%), 3.00%, 03/09/28	30	29,572
PetSmart Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.83%, 02/11/28	89	88,872
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.08%, 08/04/28	60	59,354
Sally Holdings, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.48%, 02/28/30(e)	20	19,975
SRS Distribution Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.52%, 06/02/28	99	94,513
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.73%, 10/19/27	79	78,583

		618,475

Semiconductors — 0.3%
MKS Instruments Inc., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.81%, 08/17/29	70	69,264

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 11.0%
Applied Systems Inc.
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.40%, 09/18/26	72	$72,068
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 11.65%, 09/17/27	40	39,967
Ascend Learning, LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.58%, 12/11/28	60	54,446
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.83%, 12/10/29	30	25,988
Athenahealth Inc.
2022 Delayed Draw Term Loan, 3.50%, 02/15/29	11	10,702
2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.46%, 02/15/29	93	87,126
Banff Merger Sub Inc., 2021 USD Term Loan, (1-mo. LIBOR US + 3.75%), 8.77%, 10/02/25	50	49,063
Camelot U.S. Acquisition LLC
Term Loan B, (1-mo. LIBOR US + 3.00%), 8.02%, 10/30/26	59	58,655
2020 Incremental Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 3.00%), 8.02%, 10/30/26	79	78,384
CCC Intelligent Solutions Inc., Term Loan, (1-mo. LIBOR US at 0.50% Floor + 2.25%), 7.27%, 09/21/28	50	49,512
CDK Global Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.15%, 07/06/29	120	119,518
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.83%, 10/08/28	25	23,886
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29	30	26,462
Cornerstone OnDemand Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.75%), 8.77%, 10/16/28	30	26,628
Dun & Bradstreet Corporation (The)
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.25%, 01/18/29	70	69,238
Term Loan, (1-mo. LIBOR US + 3.25%), 8.27%, 02/06/26	134	133,935
Emerald TopCo Inc, Term Loan, (1-mo. LIBOR US + 3.50%), 8.52%, 07/24/26	85	80,779
Epicor Software Corporation, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.83%, 07/31/28	80	79,487
Grab Holdings Inc, Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.53%, 01/29/26	32	31,798
Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.02%, 12/01/27	98	96,679
Informatica LLC, 2021 USD Term Loan B, (1-mo. LIBOR US + 2.75%), 7.81%, 10/27/28	99	99,050
Playtika Holding Corp., 2021 Term Loan, (1-mo. LIBOR US + 2.75%), 7.77%, 03/13/28	70	69,101
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28	141	130,079
RealPage, Inc., 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.02%, 04/24/28	169	164,114
Severin Acquisition, LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.05%, 08/01/25	40	39,742
Sophia, L.P., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27	85	83,360
SS&C European Holdings Sarl, 2018 Term Loan B4, (1-mo. LIBOR US + 1.75%), 6.77%, 04/16/25	23	23,166
SS&C Technologies Inc., 2018 Term Loan B3, (1-mo. LIBOR US + 1.75%), 6.77%, 04/16/25	27	26,508
Tibco Software Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.50%, 03/30/29	210	196,066

Security	Par/ Shares (000)	Value

Software (continued)
Ultimate Software Group Inc. (The)
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.27%, 05/04/26	20	$19,323
Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.90%, 05/04/26	40	39,088
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27	50	47,958
Veritas US Inc., 2021 USD Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.02%, 09/01/25	60	45,786
VS Buyer, LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.90%, 02/28/27	72	71,340

		2,269,002

Telecommunications — 3.3%
Altice France SA, 2023 USD Term Loan B14, (2-mo. CME Term SOFR + 5.50%), 10.49%, 08/15/28	60	56,360
CenturyLink Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.35%, 03/15/27	70	47,255
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.44%, 01/18/30	8	7,990
Connect Finco Sarl, 2021 Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 3.50%), 8.53%, 12/11/26	179	178,098
Digicel International Finance Limited, 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.27%, 05/28/24	30	26,855
Frontier Communications Corp., 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.81%, 05/01/28	30	28,445
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.85%, 04/30/28	20	19,717
Iridium Satellite LLC, 2021 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.58%, 11/04/26	65	65,173
Level 3 Financing Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.85%, 03/01/27	50	42,602
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.78%, 04/11/25	30	29,801
ViaSat Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 03/02/29	60	57,744
Zayo Group Holdings Inc., USD Term Loan, (1-mo. LIBOR US + 3.00%), 8.02%, 03/09/27	145	117,482

		677,522

Transportation — 0.3%
Genesee & Wyoming Inc. (New), Term Loan, (3-mo. CME Term SOFR + 2.00%), 7.00%, 12/30/26	20	19,819
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.30%, 12/15/26(e)	39	37,351
Rand Parent, LLC, 2023 Term Loan B, 03/15/30(c)	11	10,271

		67,441

Total Floating Rate Loan Interests — 86.9% (Cost: $17,831,567)		17,958,438

Investment Companies

Exchange Traded Funds — 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF(f)	3	209,124

Total Investment Companies — 1.0% (Cost $202,004)		209,124

Total Long-Term Investments — 94.9% (Cost: $19,424,164)		19,607,804

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(f)(g)	720	$720,000

Total Short-Term Securities — 3.5% (Cost: $720,000)		720,000

Total Investments — 98.4% (Cost: $20,144,164)		20,327,804

Other Assets Less Liabilities — 1.6%		325,079

Net Assets — 100.0%		$20,652,883

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(d)	Rounds to less than 1,000.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/04/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$720,000	(b)	$—	$—	$—	$720,000	720	$61,582	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—		666,589		(458,831)	(5,754)	7,120	209,124	3	6,986	—

						$(5,754)	$7,120	$929,124		$68,568	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,440,242	$—	$1,440,242

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Floating Rate Loan ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Long-Term Investments (continued)
Floating Rate Loan Interests	$—	$17,549,583	$408,855	$17,958,438
Investment Companies	209,124	—	—	209,124
Short-Term Securities
Money Market Funds	720,000	—	—	720,000
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(252)	—	(252)

	$929,124	$18,989,573	$408,855	$20,327,552

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Total
Assets:
Opening balance, as of July 31, 2022	$—	$—
Transfers into Level 3(a)	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	2,023	2,023
Net realized gain (loss)	99	99
Net change in unrealized appreciation (depreciation)(b)	(6,085)	(6,085)
Purchases	419,650	419,650
Sales	(6,832)	(6,832)

Closing balance, as of April 30, 2023	$408,855	$408,855

Net change in unrealized appreciation (depreciation) on investment still held at April 30, 2023	$(6,085)	$(6,085)

(a)

As of July 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of January 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 1 or Level 2 to Level 3 in the fair value hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate